SEGMENT REPORTING (Details)	6 Months Ended
	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)
SEGMENT REPORTING
Number of operating segments | segment	3
Number of reportable segments not disclosed flag	true
Information by segments:
Revenues	$ 40,991,804	$ 34,094,368
Cost of revenues	37,010,330	30,493,854
Gross profit	3,981,474	3,600,514
Operating expenses	1,067,657	1,244,321
Income from operations	2,913,817	2,356,193
Income tax provision	506,342	434,701
Net income	2,679,387	1,927,195
Depreciation	32,887	12,685
Capital expenditure		1,474
Total assets	47,793,972	31,717,772	$ 41,101,177
Auto Insurance Aftermarket Value-added Services
Information by segments:
Revenues	39,350,669	28,210,396
Cost of revenues	35,551,911	25,415,097
Gross profit	3,798,758	2,795,299
Operating expenses	1,024,912	1,029,577
Income from operations	2,773,846	1,765,722
Income tax provision	486,071	359,682
Net income	2,572,116	1,594,602
Depreciation	31,571	10,496
Capital expenditure		1,220
Total assets	45,880,508	26,243,951
Other Scenario-based Customized Service
Information by segments:
Revenues	1,600,215	5,579,468
Cost of revenues	1,422,688	4,841,962
Gross profit	177,527	737,506
Operating expenses	41,679	203,631
Income from operations	135,848	533,875
Income tax provision	19,766	71,138
Net income	104,596	315,381
Depreciation	1,284	2,076
Capital expenditure		241
Total assets	1,865,754	5,190,543
Software Development and Information Technology Services
Information by segments:
Revenues	40,920	304,504
Cost of revenues	35,731	236,795
Gross profit	5,189	67,709
Operating expenses	1,066	11,113
Income from operations	4,123	56,596
Income tax provision	505	3,881
Net income	2,675	17,212
Depreciation	32	113
Capital expenditure		13
Total assets	$ 47,710	$ 283,278